PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loan receivable					¥ 2,966,778	$ 451,475
Deposits	¥ 1,622,616	$ 228,544	¥ 2,807,847	$ 442,306	1,362,270
Staff advances	303,767	42,785	383,251	60,372	290,024
Staff's social security	677,626	95,443	615,581	96,969	190,253
Value added tax recoverable	3,920,265	552,166	3,442,733	542,316	148,705
Other receivable	534,169	75,237	854,245	134,564	414,898
Allowance	(115,743)	(16,302)	(115,743)	(18,232)	(115,743)
Total	¥ 6,942,700	$ 977,873	¥ 7,987,914	$ 1,258,295	¥ 5,257,185